Share-Based Compensation Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 11,473	$ 9,967	$ 7,939
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	801	884	846
Non-Vested (Restricted) Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 10,672	$ 9,083	$ 7,093